Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue (including services provided to a related party of RMB242, RMB34 and RMB26 for the years ended December 31, 2022, 2023 and 2024, respectively)		¥ 68,558		$ 9,392	¥ 124,140		¥ 258,796
Marketing and branding service revenue (including services provided to a related party of RMB24,993, RMB26,043 and RMB20,799 for the years ended December 31, 2022, 2023 and 2024, respectively)		97,411		13,345	237,373		287,453
Other service revenue (including services provided to related parties of RMB22,156, RMB442 and RMB111 for the years ended December 31, 2022, 2023 and 2024, respectively)		8,655		1,186	27,890		31,561
Total revenue		174,624		23,923	389,403		577,810
Cost of revenue:
Workspace membership (including services provided by related parties of RMB853, RMB27 and nil for the years ended December 31, 2022, 2023 and 2024, respectively)		(74,065)		(10,147)	(141,462)		(339,088)
Marketing and branding service (including services provided by related parties of RMB96,971, RMB42,923 and RMB4,298 for the years ended December 31, 2022, 2023 and 2024, respectively)		(95,480)		(13,081)	(223,861)		(291,568)
Other services		(4,948)		(678)	(19,426)		(25,991)
Total cost of revenue		(174,493)	[1]	(23,906)	(384,749)	[1]	(656,647)	[1]
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses		(967)		(132)	(29,109)		(111,308)
Impairment loss on goodwill							(16,991)
Sales and marketing expenses		(4,231)		(580)	(13,573)		(26,343)
General and administrative expenses		(52,027)		(7,128)	(85,192)		(102,970)
Change in fair value of warrant liability		4,949		678	9,099		9,062
Change in fair value of put option liability					373		706
Loss from operations		(52,145)		(7,145)	(113,748)		(326,681)
Non-operating income/(expense):
Interest (expense)/income, net		(1,319)		(181)	1,707		(16,844)
Subsidy income		804		110	8,464		6,325
Impairment loss on long-term investments		(17,979)		(2,463)	(25,603)
Gain on disposal of long-term investments					6,370
Gain/(Loss) on disposal of subsidiaries		(607)		(83)	112,792		22,951
Other income, net		2,627		360	9,266		20,215
Loss before income taxes and loss from equity method investments		(68,619)		(9,402)	(752)		(294,034)
Provision for income taxes		(6,369)		(873)	(7,548)		(1,016)
Gain/(Loss) from equity method investments		(483)		(66)	795
Net loss from continuing operations		(75,471)		(10,341)	(7,505)		(295,050)
Net loss from discontinued operations, net of tax		(4,496)		(616)	(15,051)		(27,446)
Net loss		(79,967)		(10,957)	(22,556)		(322,496)
Less: Net loss attributable to noncontrolling interests from continuing operations		(7,315)		(1,002)	(1,302)		(19,283)
Less: Net loss attributable to noncontrolling interests from discontinued operations		(3,401)		(466)	(16,390)		(11,539)
Net loss attributable to Ucommune International Ltd. from continuing operations		(68,156)		(9,339)	(6,203)		(275,767)
Net (loss)/income attributable to shareholders from discontinued operations		¥ (1,095)		$ (150)	¥ 1,339		¥ (15,907)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd. from continuing operations(i)
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[2]	¥ (58.15)		$ (7.97)	¥ (11.47)		¥ (750.81)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[2]	(58.15)		(7.97)	(11.47)		(750.81)
Net (loss)/income per share attributable to ordinary shareholders of discontinued operations(i)
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		(0.93)		(0.13)	2.48		(43.31)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.93)		$ (0.13)	¥ 2.48		¥ (43.31)
Weighted average shares used in calculating net loss per share(i)
Basic (in Shares)	[2],[3]	1,172,103		1,172,103	540,836		367,293
Diluted (in Shares)	[2],[3]	1,172,103		1,172,103	540,836		367,293

[1]	A summary of depreciation and amortization expenses for the years presented is as follows:
[2]	Share and per share data have been retroactively restated to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.
[3]	For the years ended December 31, 2022, 2023 and 2024, the Group has 125,251, nil and nil ordinary shares issuable upon the conversion of convertible bonds, nil, 43,366 and 552,086 ordinary shares issuable upon the exercise of share options as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.